Exchange rates	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Exchange rates

5. Exchange rates

The Group uses the average of exchange rates prevailing during the period to translate the results and cash flows of overseas subsidiaries, joint ventures and associates into Sterling and period end rates to translate the net assets of those entities. The currencies which most influence these translations and the relevant exchange rates were:

	2018	2017	2016
Average rates:
US$/£	1.33	1.30	1.36
Euro/£	1.13	1.15	1.23
Yen/£	147	145	149

	2018	2017	2016
Period end rates:
US$/£	1.27	1.35	1.24
Euro/£	1.11	1.13	1.17
Yen/£	140	152	144